Corporate Information	12 Months Ended
Mar. 31, 2026
Corporate Information [Abstract]
CORPORATE INFORMATION

1. CORPORATE INFORMATION

OneConstruction Group Limited (the “Company”) was incorporated in the Cayman Islands on June 14, 2024 under the Companies Act as an exempted company with limited liability. The principal activities of the Company and its subsidiaries (collectively the “Group”) are the provision of structural steelwork for construction projects in Hong Kong, including the installation and forming of steel structures, typically serving as the backbone of buildings and infrastructure during the initial construction stage.